Average Annual Total Returns{- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-13 - Fidelity Advisor® Diversified International Fund
	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	12.42%	8.58%	7.07%	12.42%	8.27%	6.82%	7.35%	6.78%	5.74%	14.82%	8.81%	7.05%	17.38%	9.04%	6.90%	19.60%	10.18%	8.02%	19.79%	10.34%	8.68%	[1]	Aug. 13, 2013	8.02%	7.67%	5.69%

[1]	(a)Since inception August 13, 2013.